APF II RESI O4B-24A, LLC ABS-15G

Exhibit 99.1 - Schedule 1

Data Compare Summary (Total)

Run Date - 8/11/2026 2:51:20 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	0	5	0.00%	10
Amortization Type	0	6	0.00%	10
Borrower First Name	0	5	0.00%	10
Borrower Last Name	1	6	16.67%	10
Borrower Qualifying FICO	1	4	25.00%	10
City	0	10	0.00%	10
Coborrower First Name	0	2	0.00%	10
Coborrower Last Name	0	2	0.00%	10
Contract Sales Price	2	10	20.00%	10
First Payment Date	0	9	0.00%	10
Interest Only	0	5	0.00%	10
Investor: Qualifying Total Debt Ratio	1	9	11.11%	10
Lien Position	0	9	0.00%	10
LTV Valuation Value	1	10	10.00%	10
Maturity Date	0	5	0.00%	10
MERS Min Number	0	4	0.00%	10
Note Date	0	10	0.00%	10
Occupancy	0	1	0.00%	10
Original CLTV	1	9	11.11%	10
Original Interest Rate	0	10	0.00%	10
Original Loan Amount	0	10	0.00%	10
Original LTV	0	9	0.00%	10
Original P&I	0	5	0.00%	10
Original Term	0	10	0.00%	10
Prepayment Penalty Period (months)	0	2	0.00%	10
Property Type	0	10	0.00%	10
Purpose	0	6	0.00%	10
Refi Purpose	0	1	0.00%	10
Representative FICO	0	6	0.00%	10
State	0	10	0.00%	10
Street	0	10	0.00%	10
Subject Debt Service Coverage Ratio	2	3	66.67%	10
Zip	0	10	0.00%	10
Total	9	223	4.04%	10